Commitments - Additional Information (Detail) - Thimble Point Acquisition Corp. - USD ($)		9 Months Ended
	Feb. 04, 2021	Sep. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Deferred underwriting commission per unit	$ 0.35	$ 0.35
Deferred underwriting fee payable	$ 8,400,000	$ 9,660,000	$ 0
Sale of Stock, Underwriting Discount Per Share	$ 0.20
Sale of Stock, Underwriting Discount	$ 4,800,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	3,600,000
Sale of Stock, Underwriting Option Period	45 days
Including Over-Allotment Option
Loss Contingencies [Line Items]
Deferred underwriting fee payable	$ 9,660,000
Stock shares issued during the period shares	27,600,000
Sale of Stock, Underwriting Discount	$ 5,520,000
Common Class A [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	3,600,000
Common Class A [Member] | Including Over-Allotment Option
Loss Contingencies [Line Items]
Stock shares issued during the period shares	27,600,000
Common Class A [Member] | Amended Forward Contracts [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		2,300,000
Common Class A [Member] | Anchor Investor [Member] | Amended Forward Contracts [Member]
Loss Contingencies [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		2,700,000
Sale of Stock, Price Per Share		$ 10.00
Common Class B [Member] | Anchor Investor [Member] | Forward Contracts [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	0	0
Class A Common Stock And Redeemable Warrant [Member] | Anchor Investor [Member] | Forward Contracts [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares	5,000,000	5,000,000
Stock issued, exercise price	$ 11.50	$ 11.50
Stock issued, purchase price (in dollars per share)	$ 10.00	$ 10.00